Other Income (Details) - Schedule of Other Income	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Other Income [Abstract]
Gain on disposal of plant and equipment			RM 1,300
Proceeds from sale of scraped materials	30,231	6,411	29,647	28,001
Sundry income	22,536	4,779	108,639
Gain on foreign exchange, net	53,445	11,333	467,121	114,746
Total other income	RM 106,212	$ 22,523	RM 606,707	RM 142,747